Trade and other receivables (Details) - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Trade receivables		£ 329	£ 33
Prepayments	355	376	607
Other receivables	282	301	394
Total trade and other receivables	637	1,006	1,034
Less: non-current portion
Current portion	£ 637	£ 1,006	£ 1,034